Restructuring and Related Charges (Tables)	12 Months Ended
Sep. 30, 2013
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the remaining accrual balance associated with the Global Cost Reduction Initiatives and the activity during Fiscal 2013:

	Termination Benefits	Other Costs	Total
Accrual balance at September 30, 2012	$3,252	$1,095	$4,347
Provisions	5,276	525	5,801
Cash expenditures	(3,576)	(1,235)	(4,811)
Non-cash items	(25)	39	14
Accrual balance at September 30, 2013	$4,927	$424	$5,351
Expensed as incurred (A)	$1,303	$9,248	$10,551
 ______________________________

(A)	Consists of amounts not impacting the accrual for restructuring and related charges.
The following table summarizes restructuring and related charges incurred by type of charge:

	2013	2012	2011
Costs included in cost of goods sold:
Global Expense Rationalization initiatives:
Termination benefits	$2	$—	$—
Other associated costs	—	—	—
Global Cost Reduction initiatives:
Termination benefits	228	2,941	1,679
Other associated costs	3,330	6,894	5,889
HHI Business and other restructuring initiatives:
Termination benefits	146	—	—
Other associated costs	6,278	—	273
Total included in cost of goods sold	$9,984	$9,835	$7,841
Costs included in operating expenses:
Global Expense Rationalization initiatives:
Termination benefits	$10,259	$—	$—
Other associated costs	1,056	—	—
Global Cost Reduction initiatives:
Termination benefits	6,351	3,079	10,155
Other associated costs	6,443	5,776	7,761
HHI Business and other restructuring initiatives:
Termination benefits	—	—	956
Other associated costs	(81)	901	1,931
Total included in operating expenses	$24,028	$9,756	$20,803
Total restructuring and related charges	$34,012	$19,591	$28,644

Restructuring and Related Costs [Table Text Block]
The following table summarizes restructuring and related charges incurred by segment for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	2013	2012	2011
Cost of goods sold:
Global Batteries & Appliances	$1,143	$5,094	$756
Hardware & Home Improvement	6,246	—	—
Global Pet Supplies	2,595	4,741	7,085
Total restructuring and related charges in cost of goods sold	$9,984	$9,835	$7,841
Operating expenses:
Global Batteries & Appliances	$13,627	$2,487	$5,338
Global Pet Supplies	8,556	5,395	9,567
Home and Garden Business	598	912	2,704
Corporate	1,247	962	3,194
Total restructuring and related charges in operating expenses	$24,028	$9,756	$20,803
Total restructuring and related charges	$34,012	$19,591	$28,644
The following table summarizes the expenses incurred during Fiscal 2013, the cumulative amount incurred to date and the total future expected costs to be incurred associated with the Global Expense Rationalization Initiatives by operating segment:

	Global Batteries & Appliances	Corporate	Total
Restructuring and related charges during Fiscal 2013	$10,070	$1,247	$11,317
Restructuring and related charges since initiative inception	$10,070	$1,247	$11,317
Total future restructuring and related charges expected	$3,939	$151	$4,090
The following table summarizes the expenses incurred during Fiscal 2013, the cumulative amount incurred to date and the total future expected costs to be incurred associated with the Global Cost Reduction Initiatives by operating segment:

	Global Batteries & Appliances	Global Pet Supplies	Home and Garden Business	Corporate	Total
Restructuring and related charges during Fiscal 2013	$4,604	$11,150	$598	$—	$16,352
Restructuring and related charges since initiative inception	$25,413	$48,149	$18,219	$7,591	$99,372
Total future restructuring and related charges expected	$500	$2,500	$—	$—	$3,000

Global Cost Reduction Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the remaining accrual balance associated with the Global Expense Rationalization Initiatives and the activity during Fiscal 2013:

	Termination Benefits	Other Costs	Total
Accrual balance at September 30, 2012	$—	$—	$—
Provisions	8,997	(12)	8,985
Cash expenditures	(2,060)	(25)	(2,085)
Non-cash items	383	2	385
Accrual balance at September 30, 2013	$7,320	$(35)	$7,285
Expensed as incurred (A)	$1,264	$1,068	$2,332
 ______________________________

(A)	Consists of amounts not impacting the accrual for restructuring and related charges.